Supplemental Financial Statement Information	12 Months Ended
Sep. 30, 2011
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
Supplemental Financial Statement Information
The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2011	2010
Inventories
Raw materials and supplies	$95.5	$79.5
Work in process	139.9	133.3
Finished products	418.0	453.5
Total inventories	$653.4	$666.3
Other Current Assets
Miscellaneous receivables	$58.6	$50.2
Deferred income tax benefits	189.2	160.4
Prepaid expenses	84.3	78.3
Other	42.3	19.8
Total other current assets	$374.4	$308.7
Property, plant and equipment
Land	$39.4	$37.3
Buildings	297.4	283.6
Machinery and equipment	1,719.8	1,644.2
Construction in progress	71.7	64.6
Total gross property	2,128.3	2,029.7
Accumulated depreciation	(1,242.9)	(1,189.1)
Total property, plant and equipment, net	$885.4	$840.6
Other Current Liabilities
Accrued advertising, promotion and allowances	$316.0	$331.3
Accrued salaries, vacations and incentive compensation	110.4	101.5
Returns reserve	48.5	51.5
Restructuring reserve	7.2	2.6
Other	225.6	204.7
Total other current liabilities	$707.7	$691.6
Other Liabilities
Pensions and other retirement benefits	$497.2	$333.7
Deferred compensation	151.7	153.5
Deferred income tax liabilities	453.8	449.4
Other non-current liabilities	93.6	75.7
Total other liabilities	$1,196.3	$1,012.3

Allowance for Doubtful Accounts	2011	2010	2009
Balance at beginning of year	$13.2	$11.3	$11.2
Impact of acquisition	0.8	—	—
Provision charged to expense, net of reversals	4.6	4.6	5.9
Write-offs, less recoveries, translation, other	(2.7)	(2.7)	(5.8)
Balance at end of year	$15.9	$13.2	$11.3

Income Tax Valuation Allowance	2011	2010	2009
Balance at beginning of year	$11.0	$10.3	$9.1
Provision charged to expense	11.4	2.7	1.2
Reversal of provision charged to expense	(4.6)	(1.3)	—
Write-offs, translation, other	(5.2)	(0.7)	—
Balance at end of year	$12.6	$11.0	$10.3

Supplemental Disclosure of Cash Flow Information	2011	2010	2009
Interest paid, including cost of early debt retirement	$141.8	$122.1	$150.4
Income taxes paid	206.4	131.5	167.3